Derivative Liability - Schedule of Derivative Liability Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning Balance	$ 1,251,000	$ 1,256,000
Fair value upon issuance of notes payable and warrants	1,877,000
Change in fair value	1,167,000	(6,000)
Extinguishment	(1,719,000)
Ending Balance	$ 2,576,000	$ 1,251,000